S000010796 [Member] Expense Example, No Redemption - S000010796 [Member]	Jan. 31, 2026 USD ($)
C000029869 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 664
Expense Example, No Redemption, 3 Years	854
Expense Example, No Redemption, 5 Years	1,060
Expense Example, No Redemption, 10 Years	1,652
C000029871 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	171
Expense Example, No Redemption, 3 Years	530
Expense Example, No Redemption, 5 Years	913
Expense Example, No Redemption, 10 Years	1,788
C000029872 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	120
Expense Example, No Redemption, 3 Years	375
Expense Example, No Redemption, 5 Years	649
Expense Example, No Redemption, 10 Years	1,432
C000029873 [Member]
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	69
Expense Example, No Redemption, 3 Years	218
Expense Example, No Redemption, 5 Years	379
Expense Example, No Redemption, 10 Years	$ 847